PROVISIONS	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
PROVISIONS
23.	PROVISIONS

	December 31, 2021 US$’000	December 31, 2020 US$’000
Product warranty provision	50	50
Other provisions	-	366
	50	416

During 2021 and 2020 the Group experienced no significant product warranty claims. However, the Group believes that it is appropriate to retain a product warranty provision to cover any future claims. The provision at December 31, 2021 represents the estimated cost of product warranties, the exact amount which cannot be determined. US$50,000 represents management’s best estimate of these obligations at December 31, 2021.

Other provisions relates to claims and contingencies for which there is no liability existing at December 31, 2021.